                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08921
                   -------------------------------------------

                     CREDIT SUISSE SELECT EQUITY FUND, INC.
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices)  (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Select Equity Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: August 31

Date of reporting period: September 1, 2003 to August 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

AUGUST 31, 2004

- CREDIT SUISSE SELECT EQUITY FUND

THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SELECT EQUITY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2004 (unaudited)

                                                                 October 4, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
   9/01/03 - 8/31/04

                     SHARE CLASS/BENCHMARK           PERFORMANCE
                     Common(1)                       5.25%
                     Class A(1)                      5.33%
                     Class B(1)                      4.53%
                     Class C(1)                      4.54%
                     S&P 500 Index(2)                11.45%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(3)

MARKET OVERVIEW: RALLY FADES, LOW-QUALITY STOCKS TAKE THE REAR

   Equity investors were optimistic in the first half of the period, but conditions deteriorated amid heightened geopolitical concerns, persistently high oil prices and the perception that US interest rates would rise from historical lows. These factors clouded the corporate earnings outlook, causing investors to take profits later in the period after a strong equity rally in 2003.

   Lower-quality stocks initially outperformed, as they did for 2003 as a whole. Investors at the beginning of the period appeared to believe that low interest rates and a reviving economy would especially benefit debt-heavy, unprofitable companies. This put the Fund at a disadvantage, as we stayed true to our focus on companies with favorable economic profit characteristics -- those that earn a return-on-invested-capital that exceeds their cost of capital or have improving profitability trends. The Fund significantly underperformed its benchmark in the first half of the period as a result.

   In early 2004, however, mounting uncertainty and the potential for rising interest rates helped reverse the trend, and higher quality stocks returned to favor. The Fund's relative return began to improve in this environment, as evidenced by its outperforming the S&P 500 Index in 2004's second quarter. But the Fund lagged in the final two months of the period, due primarily to weakness in its technology holdings.

STRATEGIC REVIEW: TECHNOLOGY LOSSES SUBTRACT FROM CONSUMER GAINS

   Stock selection in the technology area had the largest negative impact on the Fund's return. Veritas Software (1.0% of the Fund's portfolio as of August 31,
2004) lost about 40% of its value, hurt by a revenue shortfall.

Following the end of the reporting period, Veritas was eliminated from the Fund. BEA Systems, also a software company, fell short of forecasts due to a sales force reorganization that blunted the impact of a new product release. We decided to exit the position based on the company's diminishing economic profit prospects.

   On the positive side, the Fund's consumer staples stocks had solid performance in both absolute and relative terms. One standout was CVS (2.5% of the Fund's portfolio as of August 31, 2004), buoyed by sales growth in both its pharmaceutical and "front of the store" businesses. The Fund's healthcare holdings were also positive contributors, paced by UnitedHealth (1.8% of the Fund's portfolio as of August 31, 2004). The stock was supported in part by the increasing popularity of its health savings account offerings.

GOING FORWARD: TACTICAL ADJUSTMENTS BASED ON ECONOMIC PROFIT POTENTIAL

   Recent noteworthy additions to the Fund included Kellogg (1.1% of the Fund's portfolio as of August 31, 2004), a company with an attractive record of generating economic profit. We think its profitability should benefit from restructuring efforts, an easing of the cost of ingredients for its cereals and a recently announced price increase. We also purchased Network Appliance (1.1% of the Fund's portfolio as of August 31, 2004), whose systems allow for data storage in open network environments. The addition was based on our belief that the company's return on invested capital could improve amid a rebound in storage demand. Late in the period we eliminated our exposure to International Paper, based on valuation, and added to our position in MeadWestvaco (2.1% of the Fund's portfolio as of August 31, 2004), a manufacturer of a range of paper products. In our view the company's economic profit profile is improving due to stronger pricing.

   Going forward, we remain committed to our stock selection disciplines, emphasizing companies we think can methodically sustain and/or improve their return on invested capital. We continue to believe that companies that deliver superior economic profit will deliver superior long-run stock performance.

Hugh M. Neuburger
Margaret D. Miller
Sarah J. Dyer
William D. Butler

Credit Suisse Asset Management, LLC (CSAM)

   THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE SELECT EQUITY FUND(1) COMMON CLASS SHARES AND
                 THE S&P 500 INDEX(2) FROM INCEPTION (10/30/98).

               CREDIT SUISSE SELECT
               EQUITY FUND(1) - COMMON CLASS      S&P 500 INDEX(2)
10/30/1998                      $     10,000          $     10,000
10/31/1998                      $     10,000          $     10,117
11/30/1998                      $     10,765          $     10,731
12/31/1998                      $     11,220          $     11,355
 1/31/1999                      $     11,289          $     11,823
 2/28/1999                      $     11,056          $     11,455
 3/31/1999                      $     11,634          $     11,916
 4/30/1999                      $     12,437          $     12,369
 5/31/1999                      $     11,960          $     12,083
 6/30/1999                      $     12,744          $     12,744
 7/31/1999                      $     12,155          $     12,356
 8/31/1999                      $     12,619          $     12,298
 9/30/1999                      $     12,286          $     11,958
10/31/1999                      $     12,929          $     12,718
11/30/1999                      $     13,844          $     12,978
12/31/1999                      $     14,292          $     13,741
 1/31/2000                      $     13,782          $     13,050
 2/29/2000                      $     14,310          $     12,804
 3/31/2000                      $     15,568          $     14,056
 4/30/2000                      $     15,780          $     13,633
 5/31/2000                      $     15,780          $     13,353
 6/30/2000                      $     16,105          $     13,683
 7/31/2000                      $     16,000          $     13,469
 8/31/2000                      $     16,836          $     14,305
 9/30/2000                      $     16,642          $     13,550
10/31/2000                      $     16,809          $     13,493
11/30/2000                      $     15,260          $     12,429
12/31/2000                      $     15,076          $     12,490
 1/31/2001                      $     15,720          $     12,933
 2/28/2001                      $     14,148          $     11,753
 3/31/2001                      $     12,841          $     11,009
 4/30/2001                      $     13,817          $     11,864
 5/31/2001                      $     14,148          $     11,944
 6/30/2001                      $     13,893          $     11,653
 7/31/2001                      $     13,438          $     11,539
 8/31/2001                      $     12,680          $     10,816
 9/30/2001                      $     11,506          $      9,943
10/31/2001                      $     11,696          $     10,132
11/30/2001                      $     12,832          $     10,910
12/31/2001                      $     12,766          $     11,005
 1/31/2002                      $     12,529          $     10,845
 2/28/2002                      $     12,140          $     10,636
 3/31/2002                      $     12,539          $     11,036
 4/30/2002                      $     11,855          $     10,367
 5/31/2002                      $     12,017          $     10,290
 6/30/2002                      $     11,067          $      9,557
 7/31/2002                      $     10,128          $      8,812
 8/31/2002                      $     10,118          $      8,870
 9/30/2002                      $      9,008          $      7,906
10/31/2002                      $      9,757          $      8,602
11/30/2002                      $     10,374          $      9,108
12/31/2002                      $      9,721          $      8,573
 1/31/2003                      $      9,436          $      8,348
 2/28/2003                      $      9,341          $      8,223
 3/31/2003                      $      9,465          $      8,303
 4/30/2003                      $     10,007          $      8,987
 5/31/2003                      $     10,396          $      9,461
 6/30/2003                      $     10,501          $      9,582
 7/31/2003                      $     10,757          $      9,751
 8/31/2003                      $     10,852          $      9,941
 9/30/2003                      $     10,605          $      9,835
10/31/2003                      $     11,175          $     10,392
11/30/2003                      $     11,327          $     10,483
12/31/2003                      $     11,802          $     11,033
 1/31/2004                      $     11,755          $     11,235
 2/29/2004                      $     11,840          $     11,391
 3/31/2004                      $     11,660          $     11,220
 4/30/2004                      $     11,527          $     11,043
 5/31/2004                      $     11,650          $     11,195
 6/30/2004                      $     11,888          $     11,412
 7/31/2004                      $     11,479          $     11,034
 8/31/2004                      $     11,422          $     11,078

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE SELECT EQUITY FUND(1) CLASS A SHARES(3), CLASS B SHARES(3),
      CLASS C SHARES(3) AND THE S&P 500 INDEX(2) FROM INCEPTION (07/31/01).

            CREDIT SUISSE SELECT            CREDIT SUISSE SELECT          CREDIT SUISSE SELECT
            EQUITY FUND(1) -- CLASS A(3)    EQUITY FUND(1) -- CLASS B(3)  EQUITY FUND(1) -- CLASS C(3)   S&P 500 INDEX(2)
  7/31/2001                 $      9,425                    $     10,000                  $     10,000       $     10,000
  8/31/2001                 $      8,891                    $      9,429                  $      9,436       $      9,374
  9/30/2001                 $      8,068                    $      8,555                  $      8,548       $      8,617
 10/31/2001                 $      8,207                    $      8,696                  $      8,682       $      8,781
 11/30/2001                 $      9,011                    $      9,535                  $      9,521       $      9,455
 12/31/2001                 $      8,958                    $      9,477                  $      9,463       $      9,538
  1/31/2002                 $      8,792                    $      9,293                  $      9,279       $      9,399
  2/28/2002                 $      8,519                    $      8,997                  $      8,990       $      9,217
  3/31/2002                 $      8,798                    $      9,293                  $      9,279       $      9,564
  4/30/2002                 $      8,319                    $      8,778                  $      8,764       $      8,984
  5/31/2002                 $      8,432                    $      8,884                  $      8,877       $      8,918
  6/30/2002                 $      7,767                    $      8,178                  $      8,178       $      8,283
  7/31/2002                 $      7,108                    $      7,480                  $      7,473       $      7,637
  8/31/2002                 $      7,101                    $      7,473                  $      7,452       $      7,687
  9/30/2002                 $      6,323                    $      6,647                  $      6,626       $      6,852
 10/31/2002                 $      6,855                    $      7,205                  $      7,183       $      7,455
 11/30/2002                 $      7,288                    $      7,649                  $      7,628       $      7,894
 12/31/2002                 $      6,826                    $      7,162                  $      7,141       $      7,430
  1/31/2003                 $      6,626                    $      6,951                  $      6,929       $      7,235
  2/28/2003                 $      6,559                    $      6,873                  $      6,859       $      7,127
  3/31/2003                 $      6,646                    $      6,965                  $      6,943       $      7,196
  4/30/2003                 $      7,026                    $      7,353                  $      7,339       $      7,789
  5/31/2003                 $      7,305                    $      7,642                  $      7,621       $      8,199
  6/30/2003                 $      7,372                    $      7,713                  $      7,684       $      8,304
  7/31/2003                 $      7,552                    $      7,889                  $      7,868       $      8,450
  8/31/2003                 $      7,618                    $      7,794                  $      7,931       $      8,615
  9/30/2003                 $      7,452                    $      7,776                  $      7,755       $      8,524
 10/31/2003                 $      7,851                    $      8,185                  $      8,164       $      9,006
 11/30/2003                 $      7,951                    $      8,284                  $      8,263       $      9,086
 12/31/2003                 $      8,291                    $      8,630                  $      8,609       $      9,562
  1/31/2004                 $      8,258                    $      8,595                  $      8,574       $      9,737
  2/29/2004                 $      8,317                    $      8,651                  $      8,630       $      9,872
  3/31/2004                 $      8,191                    $      8,510                  $      8,489       $      9,724
  4/30/2004                 $      8,098                    $      8,411                  $      8,390       $      9,571
  5/31/2004                 $      8,178                    $      8,489                  $      8,468       $      9,702
  6/30/2004                 $      8,351                    $      8,658                  $      8,637       $      9,890
  7/31/2004                 $      8,064                    $      8,355                  $      8,341       $      9,563
  8/31/2004                 $      8,024                    $      8,229                  $      8,291       $      9,601

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2004(1)

                                                             SINCE       INCEPTION
                              1 YEAR        5 YEARS        INCEPTION        DATE
                            ----------     ----------     ----------     ----------
Common Class                      5.25%         (1.97)%         2.30%     10/30/98
Class A Without
  Sales Charge                    5.33%            --          (5.07)%     7/31/01
Class A With Maximum
  Sales Charge                   (0.75)%           --          (6.88)%     7/31/01
Class B Without CDSC              4.53%            --          (5.81)%     7/31/01
Class B With CDSC                 0.53%            --          (6.12)%     7/31/01
Class C Without CDSC              4.54%            --          (5.89)%     7/31/01
Class C With CDSC                 3.54%            --          (5.89)%     7/31/01

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                             SINCE       INCEPTION
                              1 YEAR        5 YEARS        INCEPTION        DATE
                            ----------     ----------     ----------     ----------
Common Class                      9.05%         (1.20)%         2.49%     10/30/98
Class A Without
  Sales Charge                    8.93%            --          (4.59)%     7/31/01
Class A With Maximum
  Sales Charge                    2.69%            --          (6.37)%     7/31/01
Class B Without CDSC              8.08%            --          (5.34)%     7/31/01
Class B With CDSC                 4.08%            --          (5.64)%     7/31/01
Class C Without CDSC              8.19%            --          (5.39)%     7/31/01
Class C With CDSC                 7.19%            --          (5.39)%     7/31/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was down 0.75%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was 0.53%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was 3.54%.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the year ended August 31, 2004.

The table illustrates your Fund's expenses in two ways:

     - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

     - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds. If these transaction costs had been included, your costs would have been higher.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE YEAR ENDED AUGUST 31, 2004

                                        COMMON
                                         CLASS      CLASS A      CLASS B      CLASS C
                                      ----------   ----------   ----------   ----------
ACTUAL FUND RETURN
Beginning Account Value 8/31/03       $    1,000   $    1,000   $    1,000   $    1,000
Ending Account Value 8/31/04          $    1,053   $    1,053   $    1,045   $    1,045
Expenses Paid per $1,000*             $    13.34   $    13.35   $    20.96   $    20.97

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 8/31/03       $    1,000   $    1,000   $    1,000   $    1,000
Ending Account Value 8/31/04          $    1,050   $    1,050   $    1,050   $    1,050
Expenses Paid per $1,000*             $    13.33   $    13.33   $    21.01   $    21.01

                                        COMMON
                                         CLASS      CLASS A      CLASS B      CLASS C
                                      ----------   ----------   ----------   ----------
ANNUALIZED EXPENSE RATIOS*
                                            1.30%        1.30%        2.05%        2.05%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT ONE YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Industrials                      20.1%
Financials                       19.2%
Consumer Discretionary           17.4%
Information Technology           11.1%
Consumer Staples                  9.9%
Health Care                       8.9%
Materials                         7.9%
Energy                            4.0%
Other Assets                      1.5%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2004

                                                                               NUMBER OF
                                                                                SHARES             VALUE
                                                                            ---------------   ---------------
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (4.5%)
    Lockheed Martin Corp.                                                            46,100   $     2,479,258
    United Technologies Corp.                                                        13,500         1,267,785
                                                                                              ---------------
                                                                                                    3,747,043
                                                                                              ---------------
BANKS (8.5%)
    Bank of America Corp.                                                            31,200         1,403,376
    Bank of New York Company, Inc.                                                   79,900         2,381,020
    Fifth Third Bancorp                                                              14,900           742,169
    Northern Trust Corp.                                                             17,700           761,985
    Wachovia Corp.                                                                   37,200         1,745,052
                                                                                              ---------------
                                                                                                    7,033,602
                                                                                              ---------------
BEVERAGES (1.6%)
    Anheuser-Busch Companies, Inc.                                                   25,300         1,335,840
                                                                                              ---------------
BIOTECHNOLOGY (1.1%)
    Amgen, Inc.*                                                                     14,600           865,634
                                                                                              ---------------
BUILDING PRODUCTS (1.5%)
    American Standard Companies, Inc.*                                               33,900         1,274,979
                                                                                              ---------------
CHEMICALS (5.8%)
    Du Pont (E. I.) de Nemours & Co.                                                 50,700         2,142,582
    PPG Industries, Inc.                                                             43,500         2,599,995
                                                                                              ---------------
                                                                                                    4,742,577
                                                                                              ---------------
COMMERCIAL SERVICES & SUPPLIES (5.7%)
    Avery Dennison Corp.                                                              9,200           571,780
    Cendant Corp.                                                                   114,800         2,483,124
    Cintas Corp.                                                                     19,600           803,796
    Monster Worldwide, Inc.*^                                                        41,900           847,637
                                                                                              ---------------
                                                                                                    4,706,337
                                                                                              ---------------
COMMUNICATIONS EQUIPMENT (1.6%)
    Cisco Systems, Inc.*                                                             71,100         1,333,836
                                                                                              ---------------
COMPUTERS & PERIPHERALS (1.1%)
    Network Appliance, Inc.*                                                         44,400           891,108
                                                                                              ---------------
DIVERSIFIED FINANCIALS (5.1%)
    Citigroup, Inc.                                                                  44,471         2,071,459
    State Street Corp.                                                               47,900         2,162,206
                                                                                              ---------------
                                                                                                    4,233,665
                                                                                              ---------------
FOOD & DRUG RETAILING (3.6%)
    Albertson's, Inc.^                                                               33,900           833,262
    CVS Corp.                                                                        52,700         2,108,000
                                                                                              ---------------
                                                                                                    2,941,262
                                                                                              ---------------
FOOD PRODUCTS (1.9%)
    Dean Foods Co.*                                                                  17,200           637,604
    Kellogg Co.                                                                      22,200           931,956
                                                                                              ---------------
                                                                                                    1,569,560
                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                SHARES             VALUE
                                                                            ---------------   ---------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (2.6%)
    Medtronic, Inc.                                                                  43,800   $     2,179,050
                                                                                              ---------------
HEALTHCARE PROVIDERS & SERVICES (2.3%)
    Laboratory Corporation of America Holdings*                                       9,200           382,628
    UnitedHealth Group, Inc.                                                         22,600         1,494,538
                                                                                              ---------------
                                                                                                    1,877,166
                                                                                              ---------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                                                 33,100           894,362
                                                                                              ---------------
HOUSEHOLD DURABLES (3.6%)
    Black & Decker Corp.                                                             16,300         1,123,559
    Newell Rubbermaid, Inc.                                                          85,200         1,834,356
                                                                                              ---------------
                                                                                                    2,957,915
                                                                                              ---------------
INDUSTRIAL CONGLOMERATES (6.6%)
    General Electric Co.                                                             80,300         2,633,037
    Honeywell International, Inc.                                                    24,500           881,510
    Tyco International, Ltd.                                                         61,000         1,910,520
                                                                                              ---------------
                                                                                                    5,425,067
                                                                                              ---------------
INSURANCE (5.5%)
    Allstate Corp.                                                                   37,400         1,765,654
    Prudential Financial, Inc.                                                       60,500         2,793,890
                                                                                              ---------------
                                                                                                    4,559,544
                                                                                              ---------------
MACHINERY (1.7%)
    Caterpillar, Inc.                                                                19,200         1,395,840
                                                                                              ---------------
MEDIA (7.6%)
    DIRECTV Group, Inc.*                                                             41,564           659,621
    Gannett Company, Inc.                                                            23,800         2,015,860
    Tribune Co.                                                                      52,100         2,175,175
    Viacom, Inc. Class B                                                             43,100         1,435,661
                                                                                              ---------------
                                                                                                    6,286,317
                                                                                              ---------------
MULTILINE RETAIL (5.2%)
    J.C. Penney Company, Inc.                                                        49,700         1,904,504
    Nordstrom, Inc.                                                                  31,500         1,169,595
    Wal-Mart Stores, Inc.                                                            22,200         1,169,274
                                                                                              ---------------
                                                                                                    4,243,373
                                                                                              ---------------
OIL & GAS (4.0%)
    Burlington Resources, Inc.                                                        6,900           249,987
    Exxon Mobil Corp.                                                                66,800         3,079,480
                                                                                              ---------------
                                                                                                    3,329,467
                                                                                              ---------------
PAPER & FOREST PRODUCTS (2.1%)
    MeadWestvaco Corp.                                                               57,200         1,724,580
                                                                                              ---------------
PERSONAL PRODUCTS (1.4%)
    Avon Products, Inc.                                                              25,500         1,126,590
                                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

                                                                               NUMBER OF
                                                                                SHARES             VALUE
                                                                            ---------------   ---------------
COMMON STOCKS
PHARMACEUTICALS (2.9%)
    Abbott Laboratories                                                              31,600   $     1,317,404
    Eli Lilly & Co.                                                                  16,700         1,059,615
                                                                                              ---------------
                                                                                                    2,377,019
                                                                                              ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.5%)
    Applied Materials, Inc.*                                                         22,000           349,580
    Intel Corp.                                                                      41,200           877,148
                                                                                              ---------------
                                                                                                    1,226,728
                                                                                              ---------------
SOFTWARE (6.9%)
    Adobe Systems, Inc.                                                              23,300         1,068,771
    Electronic Arts, Inc.*                                                           16,600           826,348
    Microsoft Corp.                                                                 108,300         2,956,590
    VERITAS Software Corp.*                                                          49,100           820,952
                                                                                              ---------------
                                                                                                    5,672,661
                                                                                              ---------------
SPECIALTY RETAIL (1.4%)
    Best Buy Company, Inc.                                                           24,300         1,130,436
                                                                                              ---------------
TOTAL COMMON STOCKS (Cost $74,727,712)                                                             81,081,558
                                                                                              ---------------
SHORT-TERM INVESTMENTS (2.7%)
    State Street Navigator Prime Fund^^                                             858,050           858,050

                                                                                  PAR
                                                                                 (000)
                                                                            ---------------
    State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 9/01/04      $         1,315         1,315,000
                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $2,173,050)                                                      2,173,050
                                                                                              ---------------
TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $76,900,762)                                             83,254,608

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                                                        (880,514)
                                                                                              ---------------

NET ASSETS (100.0%)                                                                           $    82,374,094
                                                                                              ===============

 *  Non-income producing security.
 ^  Security or portion thereof is out on loan.
 ^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2004

ASSETS
    Investments at value, including collateral for securities
      on loan of $858,050 (Cost $76,900,762) (Note 1)                      $   83,254,608(1)
    Cash                                                                              950
    Receivable for investments sold                                               939,528
    Dividend and interest receivable                                              195,047
    Receivable for fund shares sold                                                   279
    Prepaid expenses and other assets                                              37,225
                                                                           --------------
      Total Assets                                                             84,427,637
                                                                           --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                  34,849
    Administrative services fee payable (Note 2)                                   16,667
    Distribution fee payable (Note 2)                                              28,303
    Payable for investments purchased                                           1,019,225
    Payable upon return of securities loaned                                      858,050
    Payable for fund shares redeemed                                               26,564
    Directors' fee payable                                                          1,097
    Other accrued expenses payable                                                 68,788
                                                                           --------------
      Total Liabilities                                                         2,053,543
                                                                           --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                        6,872
    Paid-in capital (Note 5)                                                   78,666,379
    Undistributed net investment income                                            77,863
    Accumulated net realized loss on investments                               (2,730,866)
    Net unrealized appreciation from investments                                6,353,846
                                                                           --------------
      Net Assets                                                           $   82,374,094
                                                                           ==============
COMMON SHARES
    Net assets                                                             $    4,383,366
    Shares outstanding                                                            364,871
                                                                           --------------
    Net asset value, offering price, and redemption price per share        $        12.01
                                                                           ==============
A SHARES
    Net assets                                                             $   61,089,488
    Shares outstanding                                                          5,072,823
                                                                           --------------
    Net asset value and redemption price per share                         $        12.04
                                                                           ==============
    Maximum offering price per share (net asset value/(1-5.75%))           $        12.77
                                                                           ==============
B SHARES
    Net assets                                                             $   14,745,102
    Shares outstanding                                                          1,251,361
                                                                           --------------
    Net asset value and offering price per share                           $        11.78
                                                                           ==============
C SHARES
    Net assets                                                             $    2,156,138
    Shares outstanding                                                            183,436
                                                                           --------------
    Net asset value and offering price per share                           $        11.75
                                                                           ==============

(1)  Including $835,285 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2004

INVESTMENT INCOME (Note 1)
    Dividends                                                              $      964,265
    Interest                                                                        8,288
    Securities lending                                                              1,468
                                                                           --------------
      Total investment income                                                     974,021
                                                                           --------------
EXPENSES
    Investment advisory fees (Note 2)                                             455,402
    Administrative services fees (Note 2)                                          68,119
    Distribution fees (Note 2)
      Common Class                                                                 13,010
      Class A                                                                     104,120
      Class B                                                                     116,649
      Class C                                                                      22,035
    Transfer agent fees (Note 2)                                                  140,931
    Registration fees                                                              61,750
    Legal fees                                                                     48,475
    Custodian fees                                                                 23,245
    Directors' fees                                                                18,815
    Printing fees (Note 2)                                                         17,871
    Audit fees                                                                     15,583
    Insurance expense                                                              13,902
    Commitment fees (Note 3)                                                        1,914
    Miscellaneous expense                                                           6,693
                                                                           --------------
      Total expenses                                                            1,128,514
    Less: fees waived (Note 2)                                                   (235,139)
                                                                           --------------
      Net expenses                                                                893,375
                                                                           --------------
       Net investment income                                                       80,646
                                                                           --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                         14,143,446
    Net change in unrealized appreciation (depreciation) from investments     (16,515,698)
                                                                           --------------
    Net realized and unrealized loss from investments                          (2,372,252)
                                                                           --------------
    Net decrease in net assets resulting from operations                   $   (2,291,606)
                                                                           ==============

                See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             FOR THE YEAR      FOR THE YEAR
                                                                                                 ENDED             ENDED
                                                                                           AUGUST 31, 2004    AUGUST 31, 2003
                                                                                           ---------------    ---------------
FROM OPERATIONS
  Net investment income                                                                    $        80,646    $         3,330
  Net realized gain (loss) from investments                                                     14,143,446         (1,593,661)
  Net change in unrealized appreciation (depreciation) from investments                        (16,515,698)         1,995,917
                                                                                           ---------------    ---------------
   Net increase (decrease) in net assets resulting from operations                              (2,291,606)           405,586
                                                                                           ---------------    ---------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                                              (4,482)            (7,948)
   Class A shares                                                                                   (1,625)              (478)
                                                                                           ---------------    ---------------
   Net decrease in net assets resulting from dividends                                              (6,107)            (8,426)
                                                                                           ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                                   3,060,914          7,762,808
  Exchange value of shares due to merger                                                        88,620,976                 --
  Reinvestment of dividends                                                                          5,774              7,117
  Net asset value of shares redeemed                                                           (15,996,481)       (11,153,194)
                                                                                           ---------------    ---------------
   Net increase (decrease) in net assets resulting from capital share transactions              75,691,183         (3,383,269)
                                                                                           ---------------    ---------------
  Net increase (decrease) in net assets                                                         73,393,470         (2,986,109)

NET ASSETS
  Beginning of year                                                                              8,980,624         11,966,733
                                                                                           ---------------    ---------------
  End of year                                                                              $    82,374,094    $     8,980,624
                                                                                           ===============    ===============
  Undistributed Net Investment Income                                                      $        77,863    $         3,324
                                                                                           ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                              FOR THE YEAR ENDED AUGUST 31,
                                                            -----------------------------------------------------------------
                                                              2004           2003         2002           2001         2000
                                                            ---------      ---------    ---------      ---------    ---------
PER SHARE DATA
  Net asset value, beginning of year                        $   11.42      $   10.66    $   13.39      $   19.13    $   20.11
                                                            ---------      ---------    ---------      ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.03(1)        0.01         0.01(1)        0.02         0.03(1)
  Net gain (loss) on investments
    (both realized and unrealized)                               0.57           0.76        (2.71)         (4.48)        4.76
                                                            ---------      ---------    ---------      ---------    ---------
      Total from investment operations                           0.60           0.77        (2.70)         (4.46)        4.79
                                                            ---------      ---------    ---------      ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.01)         (0.01)       (0.01)         (0.03)       (0.07)
  Distributions from net realized gains                            --             --        (0.02)         (1.25)       (5.70)
                                                            ---------      ---------    ---------      ---------    ---------
      Total dividends and distributions                         (0.01)         (0.01)       (0.03)         (1.28)       (5.77)
                                                            ---------      ---------    ---------      ---------    ---------
NET ASSET VALUE, END OF YEAR                                $   12.01      $   11.42    $   10.66      $   13.39    $   19.13
                                                            =========      =========    =========      =========    =========
      Total return(2)                                            5.25%          7.26%      (20.21)%       (24.68)%      33.42%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                    $   4,383      $   5,653    $   4,545      $   7,696    $   2,758
    Ratio of expenses to average net assets(3)                   1.30%          1.25%        1.19%          1.22%        1.29%
    Ratio of net investment income to average net assets         0.23%          0.17%        0.12%          0.09%        0.18%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.40%          2.87%        2.24%          1.98%        1.83%
  Portfolio turnover rate                                         168%           155%         122%           141%         235%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                                 2004              2003           2002           2001(1)
                                                              -----------      -----------    -----------      -----------
PER SHARE DATA
  Net asset value, beginning of period                        $     11.44      $     10.67    $     13.39      $     14.19
                                                              -----------      -----------    -----------      -----------
INVESTMENT OPERATIONS
  Net investment income                                              0.04(2)          0.01           0.01(2)          0.01
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.57             0.77          (2.70)           (0.81)
                                                              -----------      -----------    -----------      -----------
      Total from investment operations                               0.61             0.78          (2.69)           (0.80)
                                                              -----------      -----------    -----------      -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.01)           (0.01)         (0.01)              --
  Distributions from net realized gains                                --               --          (0.02)              --
                                                              -----------      -----------    -----------      -----------
      Total dividends and distributions                             (0.01)           (0.01)         (0.03)              --
                                                              -----------      -----------    -----------      -----------
NET ASSET VALUE, END OF PERIOD                                $     12.04      $     11.44    $     10.67      $     13.39
                                                              ===========      ===========    ===========      ===========
      Total return(3)                                                5.33%            7.28%        (20.13)%          (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $    61,089      $     1,778    $       566      $        64
    Ratio of expenses to average net assets(4)                       1.30%            1.25%          1.19%            1.19%(5)
    Ratio of net investment income to average net assets             0.32%            0.22%          0.09%            0.77%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.39%            2.90%          2.30%            6.44%(5)
  Portfolio turnover rate                                             168%             155%           122%             141%

(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, and the period ended August 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED AUGUST 31,
                                                              ------------------------------------------------------------
                                                                 2004              2003            2002          2001(1)
                                                              -----------      -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                        $     11.27      $     10.59     $     13.38     $     14.19
                                                              -----------      -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income (loss)                                      (0.05)(2)        (0.06)(2)       (0.06)(2)        0.00(3)
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.56             0.74           (2.71)          (0.81)
                                                              -----------      -----------     -----------     -----------
      Total from investment operations                               0.51             0.68           (2.77)          (0.81)
                                                              -----------      -----------     -----------     -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --               --           (0.02)             --
                                                              -----------      -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                                $     11.78      $     11.27     $     10.59     $     13.38
                                                              ===========      ===========     ===========     ===========
      Total return(4)                                                4.53%            6.42%         (20.75)%         (5.71)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $    14,745      $     1,109     $       518     $         1
    Ratio of expenses to average net assets(5)                       2.05%            2.00%           1.94%           1.94%(6)
    Ratio of net investment loss to average net assets              (0.45)%          (0.55)%         (0.67)%         (0.31)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.39%            2.90%           2.25%           6.47%(6)
  Portfolio turnover rate                                             168%             155%            122%            141%

(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, and the period ended August 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED AUGUST 31,
                                                              -------------------------------------------------------------
                                                                 2004              2003            2002           2001(1)
                                                              -----------      -----------     -----------      -----------
PER SHARE DATA
  Net asset value, beginning of period                        $     11.24      $     10.56     $     13.39      $     14.19
                                                              -----------      -----------     -----------      -----------
INVESTMENT OPERATIONS
  Net investment income (loss)                                      (0.06)(2)        (0.06)(2)       (0.06)(2)         0.00(3)
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.57             0.74           (2.75)           (0.80)
                                                              -----------      -----------     -----------      -----------
      Total from investment operations                               0.51             0.68           (2.81)           (0.80)
                                                              -----------      -----------     -----------      -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --               --           (0.02)              --
                                                              -----------      -----------     -----------      -----------
NET ASSET VALUE, END OF PERIOD                                $     11.75      $     11.24     $     10.56      $     13.39
                                                              ===========      ===========     ===========      ===========
      Total return(4)                                                4.54%            6.44%         (21.03)%          (5.64)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $     2,156      $       441     $       271      $       102
    Ratio of expenses to average net assets(5)                       2.05%            2.00%           1.94%            1.94%(6)
    Ratio of net investment loss to average net assets              (0.47)%          (0.55)%         (0.65)%          (0.25)%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.39%            2.90%           2.25%            6.43%(6)
  Portfolio turnover rate                                             168%             155%            122%             141%

(1)  For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, and the period ended August 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Select Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

   The Fund is authorized to offer six classes of shares: Common Class, Advisor Class, Institutional Class, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Fund closed the Common Class shares to new investors. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on January 9, 2004, the Fund acquired all of the net assets of the Credit Suisse Tax Efficient Fund ("Tax Efficient") in a tax-free exchange of shares. The Fund is also the accounting survivor in the tax-free exchange. The shares exchanged were 58,722 Class A shares (valued at $731,097) of the Fund for 47,899 Common Class shares of Tax Efficient, 5,280,784 Class A shares (valued at $65,745,895) of the Fund for 4,294,302 Class A shares of Tax Efficient, 1,563,233 Class B shares (valued at $19,133,980) of the Fund for 1,320,686 Class B shares of Tax Efficient, and 246,518 Class C shares (valued at $3,010,004) of the Fund for 207,812 Class C shares of Tax Efficient. Tax Efficient's net assets of $88,620,976 at that date, which included $21,904,658 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Tax Efficient and the Fund immediately before the acquisition were $88,620,976 and $9,412,634, respectively, and the combined net assets of the Fund after the acquisition were $98,033,610.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at August 31, 2004 are as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
              $         835,285                     $           858,050

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the year ended August 31, 2004, investment advisory fees earned and voluntarily waived were $455,402 and $235,139, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. For the year ended August 31, 2004, co-administrative services fees earned by CSAMSI were $30,360.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                    0.050% of average daily net assets
           Next $5 billion                     0.035% of average daily net assets
           Over $10 billion                    0.020% of average daily net assets

   For the year ended August 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $37,759.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2004, the Fund reimbursed CSAM $9,331, which is included in the Fund's transfer agent expense.

   For the year ended August 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $3,605 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended August 31, 2004, Merrill was paid $12,242 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At August 31, 2004, and during the year ended August 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $96,690,187 and $110,040,335, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                        COMMON CLASS
                                  ---------------------------------------------------------
                                      FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       AUGUST 31, 2004                AUGUST 31, 2003
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES          VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             28,860   $    339,653        534,199   $  5,477,164
Shares issued in
  reinvestment of dividends                358          4,437            625          6,672
Shares redeemed                       (159,529)    (1,923,821)      (466,046)    (4,865,972)
                                  ------------   ------------   ------------   ------------
Net increase (decrease)               (130,311)  $ (1,579,731)        68,778   $    617,864
                                  ============   ============   ============   ============

                                                                     INSTITUTIONAL CLASS
                                                                ---------------------------
                                                                     FOR THE YEAR ENDED
                                                                     AUGUST 31, 2003(1)
                                                                ---------------------------
                                                                   SHARES          VALUE
                                                                ------------   ------------
Shares redeemed                                                     (563,589)  $ (5,729,876)
                                                                ------------   ------------
Net decrease                                                        (563,589)  $ (5,729,876)
                                                                ============   ============

                                                           CLASS A
                                  ---------------------------------------------------------
                                      FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       AUGUST 31, 2004                AUGUST 31, 2003
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES          VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                            155,404   $  1,901,131        125,379   $  1,315,660
Shares exchanged due to merger       5,339,506     66,476,992             --             --
Shares issued in
  reinvestment of dividends                108          1,337             42            445
Shares redeemed                       (577,634)    (7,092,219)       (22,988)      (249,452)
                                  ------------   ------------   ------------   ------------
Net increase                         4,917,384   $ 61,287,241        102,433   $  1,066,653
                                  ============   ============   ============   ============

                                                           CLASS B
                                  ---------------------------------------------------------
                                      FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       AUGUST 31, 2004                AUGUST 31, 2003
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES          VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             20,107   $    240,576         59,253   $    615,956
Shares exchanged due to merger       1,563,233     19,133,980             --             --
Shares redeemed                       (430,337)    (5,170,229)        (9,793)       (99,045)
                                  ------------   ------------   ------------   ------------
Net increase                         1,153,003   $ 14,204,327         49,460   $    516,911
                                  ============   ============   ============   ============

                                                           CLASS C
                                  ---------------------------------------------------------
                                      FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                       AUGUST 31, 2004                AUGUST 31, 2003
                                  ---------------------------------------------------------
                                     SHARES         VALUE          SHARES          VALUE
                                  ------------   ------------   ------------   ------------
Shares sold                             48,452   $    579,554         33,087   $    354,028
Shares exchanged due to merger         246,518      3,010,004             --             --
Shares redeemed                       (150,796)    (1,810,212)       (19,507)      (208,849)
                                  ------------   ------------   ------------   ------------
Net increase                           144,174   $  1,779,346         13,580   $    145,179
                                  ============   ============   ============   ============

(1) Effective October 24, 2002, the Institutional Class shares ceased operations.

   On August 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                   NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------     -----------------------
           Common Class                 2                     46%
           Class C                      3                     39%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and additional capital loss carryforwards received from the Fund's merger with Credit Suisse Tax Efficient Fund.

   The tax characteristics of dividends and distributions paid during the year ended August 31, 2004 and 2003 for the Fund were as follows:

                          ORDINARY INCOME      LONG-TERM CAPITAL GAIN
                        --------------------   ----------------------
                          2004        2003       2004          2003
                        --------    --------   --------      --------
                        $  6,107    $  8,426   $     --      $     --

   At August 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                      $     77,863
       Accumulated net realized loss                        (7,632,754)
       Distributable capital gain                            5,171,240
       Unrealized appreciation                               6,084,495
                                                          ------------
                                                          $  3,700,844
                                                          ============

   At August 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                     EXPIRES AUGUST 31,
                        --------------------------------------------
                             2009           2010            2011
                        -------------   -------------    -----------
                        $  (2,673,034)  $  (4,154,222)   $  (805,498)

   Included in the Fund's capital loss carryforwards which expire in 2009 is $(2,673,034) and in 2010 is $(1,942,030) acquired in the Credit Suisse Tax Efficient Fund merger which is subject to IRS limitations. The Fund acquired ($12,943,286) in capital loss carryforwards from its merger with Credit Suisse

Tax Efficient Fund, of which $5,531,027 will never be utilized by Credit Suisse Select Equity Fund as a result of the Internal Revenue Code limitations.

   At August 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $77,170,113, $8,864,541, ($2,780,046) and $6,084,495, respectively.

   At August 31, 2004, the Fund reclassified $7,412,259 from accumulated net realized gain from investments to paid in capital, to adjust for capital loss carryforwards acquired during the merger with Credit Suisse Tax Efficient Fund.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. CHANGE IN FISCAL YEAR END

   The Board of Directors adopted a change in the Fund's fiscal year end to December 31. This change is effective beginning with the current fiscal period, which will run for the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE SELECT EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Select Equity Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Select Equity Fund, Inc. (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
October 14, 2004

CREDIT SUISSE SELECT EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                              TERM                                     NUMBER OF
                                              OF OFFICE(1)                             PORTFOLIOS IN
                                              AND                                      FUND
                           POSITION(S)        LENGTH          PRINCIPAL                COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH          OF TIME         OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND               SERVED          PAST FIVE YEARS          DIRECTOR          HELD BY DIRECTOR
-------------------------  -----------------  --------------  -----------------------  ----------------  ---------------------------
INDEPENDENT DIRECTORS

Richard H. Francis         Director,          Since           Currently retired        42                None
c/o Credit Suisse Asset    Nominating and     1999
Management, LLC            Audit Committee
466 Lexington  Avenue      Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten          Director,          Since Fund      Dean of Yale School of   41                Director of Aetna, Inc.
Box 208200                 Nominating and     Inception       Management and William                     (insurance company);
New Haven, Connecticut     Audit Committee                    S. Beinecke Professor                      Director of Calpine
06520-8200                 Member                             in the Practice of                         Corporation (energy
                                                              International Trade                        provider); Director of
Date of Birth: 10/29/46                                       and Finance from                           CarMax Group (used car
                                                              November 1995 to                           dealers).
                                                              present

Peter F. Krogh             Director,          Since 2001      Dean Emeritus and        41                Director of Carlisle
301 ICC                    Nominating                         Distinguished                              Companies Incorporated
Georgetown University      Commitee                           Professor of                               (diversified manufacturing
Washington, DC 20057       Chairman and                       International Affairs                      company).
                           Audit Committee                    at the Edmund A. Walsh
Date of Birth: 02/11/37    Member                             School of Foreign
                                                              Service, Georgetown
                                                              University from
                                                              June 1995 to present.

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                              TERM                                     NUMBER OF
                                              OF OFFICE(1)                             PORTFOLIOS IN
                                              AND                                      FUND
                           POSITION(S)        LENGTH          PRINCIPAL                COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH          OF TIME         OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND               SERVED          PAST FIVE YEARS          DIRECTOR          HELD BY DIRECTOR
-------------------------  -----------------  --------------  -----------------------  ----------------  ---------------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.       Director,          Since 1999      Currently retired        43                Director of Education
c/o Credit Suisse Asset    Nominating and                                                                Management Corp.
Management, LLC            Audit Committee
466 Lexington Avenue       Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport        Director,          Since 1999      Partner of Lehigh        43                Director of Presstek, Inc.
Lehigh Court, LLC          Nominating                         Court, LLC and RZ                          (digital imaging
40 East 52nd Street        Committee Member                   Capital (private                           technologies company);
New York, New York         and Audit                          investment firms) from                     Director of Wood Resources,
10022                      Committee                          July 2002 to present;                      LLC (plywood
                           Chairman                           Transition Adviser to                      manufacturing company).
Date of Birth: 07/10/48                                       SunGard Securities
                                                              Finance, Inc. from
                                                              February 2002 to July
                                                              2002; President of
                                                              SunGard Securities
                                                              Finance, Inc. from
                                                              2001 to February 2002;
                                                              President of Loanet,
                                                              Inc. (on-line
                                                              accounting service)
                                                              from 1997 to 2001.

                                              TERM                                     NUMBER OF
                                              OF OFFICE(1)                             PORTFOLIOS IN
                                              AND                                      FUND
                           POSITION(S)        LENGTH          PRINCIPAL                COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH          OF TIME         OCCUPATION(S) DURING     OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND               SERVED          PAST FIVE YEARS          DIRECTOR          HELD BY DIRECTOR
-------------------------  -----------------  --------------  -----------------------  ----------------  ---------------------------
INTERESTED DIRECTORS

Michael E. Kenneally(2)    Chairman and       Since 2004      Chairman and Global      49                None
Credit Suisse Asset        Chief Executive                    Chief Executive
Management, LLC            Officer                            Officer of CSAM since
466 Lexington Avenue                                          2003; Chairman and
New York, New York                                            Chief Investment
10017-3140                                                    Officer of Banc of
                                                              America Capital
Date of Birth: 03/30/54                                       Management from 1998 to
                                                              March 2003.

William W. Priest(3)       Director           Since 1999      Chief Executive          48                Director of Globe Wireless,
Epoch Investment Partners                                     Officer of J Net                           LLC (maritime communication
667 Madison Avenue                                            Enterprises, Inc.                          company); Director of
New York, NY 10021                                            (technology holding                        InfraRed X (medical device
                                                              company) since June                        company); Director of J Net
Date of Birth: 09/24/41                                       2004; Chief Executive                      Enterprises, Inc.
                                                              Officer of Epoch
                                                              Investment
                                                              Partners, Inc.
                                                              since April 2004;
                                                              Co-Managing
                                                              Partner, Steinberg
                                                              Priest & Sloane
                                                              Capital
                                                              Management, LLC
                                                              from 2001 to March
                                                              2004; Chairman and
                                                              Managing Director
                                                              of CSAM from 2000
                                                              to February 2001;
                                                              Chief Executive
                                                              Officer and
                                                              Managing Director
                                                              of CSAM from 1990
                                                              to 2000

----------
(2) Mr. Kenneally is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he is an officer of CSAM.
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                              TERM
                                              OF OFFICE(1)
                                              AND
                           POSITION(S)        LENGTH
NAME, ADDRESS AND          HELD WITH          OF TIME
DATE OF BIRTH              FUND               SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------  -----------------  --------------  ---------------------------------------------------------------------
OFFICERS

Michael A. Pignataro       Chief Financial    Since 1999      Director and Director of Fund Administration of CSAM; Associated with
Credit Suisse Asset        Officer and                        CSAM since 1984; Officer of other Credit Suisse Funds
Management, LLC            Treasurer
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

J. Kevin Gao               Assistant          Since 2004      Vice President and legal counsel of CSAM; Associated with CSAM since
Credit Suisse Asset        Secretary                          July 2003; Associated with the law firm of Willkie, Farr & Gallagher
Management, LLC                                               LLP from 1998 to 2003; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant          Since 2002      Assistant Vice President of CSAM since January 2001; Associated with
Credit Suisse Asset        Treasurer                          CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SELECT EQUITY FUND
TAX INFORMATION LETTER (UNAUDITED)
August 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate Shareholders should note for the year ended August 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

   For the fiscal year ended August 31, 2004 certain dividends paid by Select Equity Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

CREDIT SUISSE SELECT EQUITY FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPSEQ-2-0804

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2003 and August 31, 2004.

                                                          2003         2004
--------------------------------------------------------------------------------
Audit Fees                                                $   10,900   $  10,900
Audit-Related Fees(1)                                     $    3,000   $   3,000
Tax Fees(2)                                               $    2,327   $   2,327
All Other Fees                                                    --          --
Total                                                     $   16,227   $  16,227

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2003 and August 31, 2004.

                                                          2003         2004
--------------------------------------------------------------------------------
Audit-Related Fees                                        N/A          N/A

Tax Fees                                                  N/A          N/A
All Other Fees                                            N/A          N/A
Total                                                     N/A          N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                                          2003         2004
--------------------------------------------------------------------------------
Audit-Related Fees                                        N/A          N/A
Tax Fees                                                  N/A          N/A
All Other Fees                                            N/A          N/A
Total                                                     N/A          N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2003 and August 31, 2004:

                                                          2003         2004
--------------------------------------------------------------------------------
Audit-Related Fees                                        N/A          N/A
Tax Fees                                                  N/A          N/A
All Other Fees                                            N/A          N/A
Total                                                     N/A          N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2003 and August 31, 2004 were $5,327 and $5,327, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SELECT EQUITY FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 4, 2004